Goodwill and Other Intangible Assets - Carrying Amounts of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Changes in the Carrying Amount of Goodwill
Goodwill, Beginning Balance	$ 1,890.1	$ 1,084.0	$ 456.9
Acquisitions	51.4	806.1	593.1
Consolidation of joint venture formerly accounted for under the equity method of accounting			34.0
Divestiture of pediatric home health services	(14.3)
Goodwill, Ending Balance	1,927.2	1,890.1	1,084.0
Inpatient Rehabilitation Segment [Member]
Schedule of Changes in the Carrying Amount of Goodwill
Goodwill, Beginning Balance	1,133.1	491.5	456.9
Acquisitions	8.9	641.6	0.6
Consolidation of joint venture formerly accounted for under the equity method of accounting			34.0
Divestiture of pediatric home health services	0.0
Goodwill, Ending Balance	1,142.0	1,133.1	491.5
Home Health and Hospice Segment [Member]
Schedule of Changes in the Carrying Amount of Goodwill
Goodwill, Beginning Balance	757.0	592.5	0.0
Acquisitions	42.5	164.5	592.5
Consolidation of joint venture formerly accounted for under the equity method of accounting			0.0
Divestiture of pediatric home health services	(14.3)
Goodwill, Ending Balance	$ 785.2	$ 757.0	$ 592.5